GOODWILL AND INTANGIBLE ASSETS - Summary of Company's Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	$ 342,376	$ 341,272	$ 376,237
Finite-Lived Trade Names, Gross	970,879		861,164
Total Amortized Gross	2,393,754	2,394,534	2,073,734
Total Intangible Assets Gross	2,825,335	2,825,892	2,558,227
Accumulated Amortization	(1,275,175)	(1,230,424)	(1,004,333)
Carrying Value	1,118,579	1,164,110	1,069,401
Total Intangible Assets Carrying Value	$ 1,550,160	$ 1,595,468	$ 1,553,894
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	17 years 6 months	17 years 6 months	17 years 9 months 18 days
Total Amortized Gross	$ 970,879	$ 970,595	$ 861,164
Accumulated Amortization	(247,272)	(232,158)	(172,526)
Carrying Value	$ 723,607	$ 738,437	$ 688,638
Customer and client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	6 years 8 months 12 days	6 years 8 months 12 days	6 years 7 months 6 days
Total Amortized Gross	$ 1,315,913	$ 1,317,083	$ 1,106,976
Accumulated Amortization	(934,509)	(907,889)	(754,653)
Carrying Value	$ 381,404	$ 409,194	$ 352,323
Internally developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days
Total Amortized Gross	$ 61,616	$ 61,539	$ 60,427
Accumulated Amortization	(48,849)	(46,126)	(34,447)
Carrying Value	$ 12,767	$ 15,413	$ 25,980
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	4 years 3 months 18 days	4 years 3 months 18 days	4 years 3 months 18 days
Total Amortized Gross	$ 45,346	$ 45,317	$ 45,167
Accumulated Amortization	(44,545)	(44,251)	(42,707)
Carrying Value	801	1,066	2,460
Owned Events [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Owned Events	$ 89,205	$ 90,086	$ 108,256